Subsidiaries	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Subsidiaries
42.	Subsidiaries
Pursuant to certain amendments to shareholders’ agreements, effective since July 1, 2019, the Bank assumed the power to direct the relevant activities of PSA Finance Argentina Compañía Financiera S.A. and Volkswagen Financial Services Compañía Financiera S.A. Considering the guidelines set out under IFRS 10, the Entity has concluded that it has power over these companies effective since the aforementioned date. Therefore, these financial statements include consolidated information with these companies since the date the Entity has taken control over them.
Below is the information on the Bank’s subsidiaries:

		Ownership interest as of
Name	Registered Office (country)	December 31, 2019		December 31, 2018	December 31, 2017
BBVA Francés Valores S.A.	Argentina		(a)	96.9953%	96.9953%
Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)	Argentina	53.8892%		53.8892%	53.8892%
Volkswagen Financial Services Compañía Financiera S.A.	Argentina	51.0000	% (b)	—	51.0000%
PSA Finance Argentina Compañía Financiera S.A.	Argentina	50.0000	% (b)	—	—
BBVA Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión (1)	Argentina	100.0000%		95.0000%	95.0000%

(a)	As of October 1, 2019, the company BBVA Francés Valores S.A. merged into the Bank. (See Note 26)
(b)	On July 1, 2019, the Entity consolidates these companies as a result of the gain of control. (See Note 5.1)

•	Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (“AFJP”): corporation incorporated under the laws of Argentina undergoing liquidation proceedings;

•	Volkswagen Financial Services Compañía Financiera S.A. (“VWFS”): a financial company incorporated under the laws of Argentina engaged in pledge loans;

•	PSA Finance Argentina Compañía Financiera S.A. (“PSA”): a financial company incorporated under the laws of Argentina engaged in pledge loans; and

•	BBVA Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión: corporation incorporated under the laws of Argentina as an agent for the management of investment products.
The Group does not have significant restrictions on its ability to access or use its assets and settle its liabilities other than those resulting from the supervisory framework within which VWFS and PSA operate. The supervisory frameworks require banking subsidiaries to keep certain levels of regulatory capital and liquid assets, limit their exposure to other parts of the Group and comply with other ratios.